Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Fee and commission income:
Current accounts	£ 354	£ 332	£ 341
Credit and debit card fees	690	688	636
Commercial banking and treasury fees	250	251	183
Unit trust and insurance broking	88	34	31
Factoring	27	32	34
Other fees and commissions	343	317	239
Total fee and commission income	1,752	1,654	1,464
Fee and commission expense	(750)	(726)	(608)
Net fee and commission income	£ 1,002	£ 928	£ 856